Financial Instruments	12 Months Ended
Oct. 31, 2022
Financial Instruments
Financial Instruments

21.	Financial Instruments

21.1	Market Risk (including interest rate risk and currency risk)

Market risk is the risk that the fair value or cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk reflects interest rate risk, currency risk and other price risks.

21.1.1	Interest Rate Risk

At October 31, 2022 and 2021, the Company’s exposure to interest rate risk relates to long-term debt, convertible promissory notes, and finance lease obligations, but its interest rate risk is limited as the aforementioned financial instruments are fixed interest rate instruments.

21.1.2	Currency Risk

At October 31, 2022, the Company had accounts payable and accrued liabilities of CAD$616,345 (2021 - CAD$442,422). The Company is exposed to the risk of fluctuation in the rate of exchange between the Canadian Dollar and the United States Dollar.

21.2	Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a loss for the other party by failing to pay for its obligation.

Credit risk to the Company is derived from cash and trade accounts receivable. The Company places its cash in deposit with United States financial institutions. The Company has established a policy to mitigate the risk of loss related to granting customer credit by primarily selling on a cash-on-delivery basis.

Accounts receivable primarily consist of trade accounts receivable and sales tax receivable. The Company provides credit to certain customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. Credit risk is assessed on a case-by-case basis and a provision is recorded where required.

The carrying amount of cash, accounts receivable, and other receivables represent the Company’s maximum exposure to credit risk; the balances of these accounts are summarized in the following table:

	October 31, 2022	October 31, 2021
	$	$
Cash	1,582,384	1,114,033
Accounts Receivable	1,643,959	739,248
Total	3,226,343	1,853,281

The allowance for doubtful accounts at October 31, 2022, was $264,719 (October 31, 2021 - $48,744).

At October 31, 2022 and 2021, the Company’s trade accounts receivable and other receivable were aged as follows:

	October 31, 2022	October 31, 2021
	$	$
Current	872,100	140,746
1-30 days	335,357	423,153
31 days-older	350,094	95,110
Total trade accounts receivable	1,557,552	659,009
Other receivables	86,407	80,239
Total accounts receivable	1,643,959	739,248

21.3	Liquidity Risk

Liquidity risk is the risk that an entity will have difficulties in paying its financial liabilities.

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when they become due. At October 31, 2022, the Company’s working capital accounts were as follows:

	October 31, 2022	October 31, 2021
	$	$
Cash	1,582,384	1,114,033
Current assets excluding cash	6,327,629	5,591,653
Total current assets	7,910,013	6,705,686
Current liabilities	(5,315,904)	(3,862,460)
Working capital	2,594,109	2,843,226

The contractual maturities of the Company’s accounts payable and accrued liabilities, long-term debt, and lease payable occurs over the next three years as follows:

	Year 1	Over 1 Year - 3 Years	Over 3 Years - 5 Years
	$	$	$
Accounts payable and accrued liabilities	1,821,875	-	-
Lease liabilities	1,025,373	969,344	306,412
Debt	1,769,600	839,222	-
Business acquisition consideration payable	360,000	-	-
Interest payable	-	-	-
Unearned revenue	28,024
Income tax	311,032	-	-
Total	5,315,904	1,808,566	306,412

21.4	Fair Values

The carrying amounts for the Company’s cash, accounts receivable, accounts payable and accrued liabilities, amounts due to employee/director, promissory notes and convertible promissory notes approximate their fair values because of the short-term nature of these items.

21.5	Fair Value Hierarchy

A number of the Company’s accounting policies and disclosures require the measurement of fair valued for both financial and nonfinancial assets and liabilities. The Company has an established framework, which includes team members who have overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values. When measuring the fair value of an asset or liability, the Company uses observable market data as far as possible. The Company regularly assesses significant unobservable inputs and valuation adjustments. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; or

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The carrying values of the financial instruments at October 31, 2022 are summarized in the following table:

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$1,582,384	$-
Accounts receivable	Level 2	1,643,959	-
Marketable securities	Level 1	-	-

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,821,875	$-
Debt	Level 2	2,608,822	-
Interest payable	Level 2	-	-
Business acquisition consideration payable	Level 2	360,000

During the year ended October 31, 2022 there were no transfers of amounts between levels.